Information About Non-controlling Interests - Summary of Financial Information on Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [Line Items]
Current assets	₩ 9,678,243	₩ 9,716,020
Non-current assets	20,067,196	20,948,278
Current liabilities	9,458,104	9,523,137
Non-current liabilities	7,238,205	8,358,443
Equity	13,049,130	12,782,718	₩ 12,156,131	₩ 11,787,557
Accumulated non-controlling interests	1,391,764	1,352,844
Operating revenue	23,546,929	23,120,878	22,699,856
Profit or loss for the year	546,341	795,117	624,685
Total comprehensive income	478,053	789,447	555,850
The profit or loss allocated to non-controlling interests	84,782	86,755	78,324
Cash flows from operating activities	3,877,749	4,770,750	4,229,965
Cash flows from investing activities	(3,483,245)	(3,484,958)	(2,401,868)
Net (decrease)/increase in cash and cash equivalents	₩ (972,129)	₩ 340,847	₩ 670,801
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Non-controlling Interests rate(%)	49.73%	49.73%	49.73%
Current assets	₩ 324,632	₩ 352,980	₩ 279,480
Non-current assets	468,261	424,968	431,814
Current liabilities	185,995	151,329	143,511
Non-current liabilities	24,555	80,123	74,339
Equity	582,343	546,496	493,444
Accumulated non-controlling interests	328,302	329,676	316,880	297,300
Operating revenue	687,752	668,945	668,521
Profit or loss for the year	57,314	68,863	72,987
Total comprehensive income	55,586	68,785	73,147
The profit or loss allocated to non-controlling interests	9,395	22,445	27,032
Cash flows from operating activities	99,269	155,399	157,762
Cash flows from investing activities	(81,758)	(210,480)	(92,350)
Cash flows from financing activities before dividend paid to non-controlling interests	(19,739)	(16,647)	(35,984)
Dividend paid to non-controlling interests	(9,817)	(8,279)	(8,325)
Net (decrease)/increase in cash and cash equivalents	₩ (2,228)	₩ (71,728)	₩ 29,428
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Non-controlling Interests rate(%)	30.46%	30.46%	30.46%
Current assets	₩ 3,225,262	₩ 2,945,584	₩ 2,291,047
Non-current assets	823,001	705,480	672,905
Current liabilities	2,868,669	2,530,832	1,882,363
Non-current liabilities	86,369	71,571	63,271
Equity	1,093,225	1,048,661	1,018,318
Accumulated non-controlling interests	339,067	329,338	322,921	292,931
Operating revenue	3,628,995	3,567,512	3,504,946
Profit or loss for the year	156,109	163,131	218,969
Total comprehensive income	141,719	178,744	188,360
The profit or loss allocated to non-controlling interests	43,961	47,068	62,943
Cash flows from operating activities	108,203	92,818	128,927
Cash flows from investing activities	(568,518)	(37,313)	73,118
Cash flows from financing activities before dividend paid to non-controlling interests	(97,221)	(147,306)	(75,121)
Dividend paid to non-controlling interests	(29,490)	(44,637)	(22,650)
Gain or loss foreign currency translation	(184)	(178)
Net (decrease)/increase in cash and cash equivalents	₩ (557,536)	₩ (91,801)	₩ 126,924
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Non-controlling Interests rate(%)	55.15%	55.15%	55.15%
Current assets	₩ 73,527	₩ 69,046	₩ 65,739
Non-current assets	41,598	44,679	47,776
Current liabilities	18,450	17,910	16,016
Non-current liabilities	487	1,989	5,166
Equity	96,188	93,826	92,333
Accumulated non-controlling interests	53,053	51,751	50,926	70,231
Operating revenue	69,234	81,390	104,527
Profit or loss for the year	2,112	202	(32,417)
Total comprehensive income	2,362	202	(32,417)
The profit or loss allocated to non-controlling interests	1,165	112	(17,880)
Cash flows from operating activities	13,895	7,271	(12,016)
Cash flows from investing activities	(17,354)	(8,191)	10,691
Cash flows from financing activities before dividend paid to non-controlling interests			(2,015)
Dividend paid to non-controlling interests			(1,118)
Net (decrease)/increase in cash and cash equivalents	₩ (3,459)	₩ (920)	₩ (3,340)
KT Hitel Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Non-controlling Interests rate(%)	32.87%	35.27%	36.30%
Current assets	₩ 150,368	₩ 158,210	₩ 157,355
Non-current assets	107,872	90,992	78,402
Current liabilities	49,922	45,277	33,656
Non-current liabilities	3,021	1,664	282
Equity	205,297	202,261	201,819
Accumulated non-controlling interests	53,146	51,798	50,689	51,136
Operating revenue	227,884	198,994	162,155
Profit or loss for the year	3,225	4,298	7,258
Total comprehensive income	3,036	1,399	6,769
The profit or loss allocated to non-controlling interests	870	1,274	(608)
Cash flows from operating activities	28,320	28,987	22,556
Cash flows from investing activities	(36,086)	(33,238)	(19,949)
Gain or loss foreign currency translation	(47)	3
Net (decrease)/increase in cash and cash equivalents	₩ (7,766)	₩ (4,251)	₩ 2,607
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Non-controlling Interests rate(%)	13.18%	13.18%	13.18%
Current assets	₩ 73,023	₩ 63,802	₩ 58,457
Non-current assets	191,330	201,751	210,734
Current liabilities	90,569	53,903	82,353
Non-current liabilities	41,064	78,441	52,613
Equity	132,720	133,209	134,225
Accumulated non-controlling interests	103,468	103,532	103,428	₩ 104,821
Operating revenue	317,591	315,948	302,844
Profit or loss for the year	2,885	143	(7,593)
Total comprehensive income	(490)	143	(7,593)
The profit or loss allocated to non-controlling interests	381	19	(1,000)
Cash flows from operating activities	57,262	60,461	36,216
Cash flows from investing activities	(43,483)	(45,243)	(91,846)
Cash flows from financing activities before dividend paid to non-controlling interests			(32,491)
Net (decrease)/increase in cash and cash equivalents	₩ 13,779	₩ 15,218	₩ (88,121)